Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gains (losses)	$ (16,194)	$ (2,805)	$ 7,525
Unrealized gains (losses)	(16,467)	(3,133)	30,133
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(33,334)	(13,361)	3,278
Foreign currency exchange (loss) gain (notes 10 and 13)	$ (21,356)	(9,640)	1,371
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2020 $			2019 $			2018 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(16,626)	(16,669)	(33,295)	(10,081)	(2,891)	(12,972)	(14,654)	31,061	16,407
Interest rate swaption agreements	—	—	—	—	—	—	—	2	2
Interest rate swap agreements termination	—	—	—	—	—	—	(13,681)	—	(13,681)
Foreign currency forward contracts	(241)	202	(39)	(147)	(202)	(349)	—	—	—
Toledo Spirit time- charter derivative	—	—	—	—	(40)	(40)	1,480	(930)	550
	(16,867)	(16,467)	(33,334)	(10,228)	(3,133)	(13,361)	(26,855)	30,133	3,278
The effect of the (loss) gain on these derivatives on the Partnership's consolidated statements of income is as follows:

	Year Ended December 31,
	2020 $			2019 $			2018 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(6,588)	26,832	20,244	(5,061)	(13,239)	(18,300)	(6,533)	21,240	14,707
Cross currency swap agreements maturity and termination	(33,844)	—	(33,844)	—	—	—	(42,271)	—	(42,271)
	(40,432)	26,832	(13,600)	(5,061)	(13,239)	(18,300)	(48,804)	21,240	(27,564)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (16,867)	(10,228)	(26,855)
Unrealized gains (losses)	(16,467)	(3,133)	30,133
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(33,334)	(13,361)	3,278
Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(40,432)	(5,061)	(48,804)
Unrealized gains (losses)	26,832	(13,239)	21,240
Foreign currency exchange (loss) gain (notes 10 and 13)	(13,600)	(18,300)	(27,564)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(16,626)	(10,081)	(14,654)
Unrealized gains (losses)	(16,669)	(2,891)	31,061
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(33,295)	(12,972)	16,407
Interest rate swap agreements termination | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	(13,681)
Unrealized gains (losses)	0	0	0
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	0	0	(13,681)
Interest rate swaption agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Unrealized gains (losses)	0	0	2
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	0	0	2
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(241)	(147)	0
Unrealized gains (losses)	202	(202)	0
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(39)	(349)	0
Cross currency swap agreements | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	1,480
Unrealized gains (losses)	0	(40)	(930)
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	0	(40)	550
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(6,588)	(5,061)	(6,533)
Unrealized gains (losses)	26,832	(13,239)	21,240
Foreign currency exchange (loss) gain (notes 10 and 13)	20,244	(18,300)	14,707
Cross Currency Swap Agreement Terminaton | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(33,844)	0	(42,271)
Unrealized gains (losses)	0	0	0
Foreign currency exchange (loss) gain (notes 10 and 13)	$ (33,844)	$ 0	$ (42,271)